Long-term investments - Additional Information (Detail)								3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 09, 2018 USD ($) $ / shares	Mar. 14, 2017 USD ($)	Dec. 20, 2016 USD ($) shareholder MW	Oct. 12, 2016 USD ($)	Sep. 15, 2016 USD ($) party MW	Apr. 12, 2016	Oct. 19, 2015 USD ($) member MW	Sep. 30, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) MW	Dec. 31, 2016 USD ($)	Jun. 30, 2018 USD ($)	May 10, 2017 USD ($)	Dec. 20, 2016 $ / shares
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees									$ 32,267,000	$ 47,977,000	$ 32,267,000	$ 47,977,000
Red Lily I Project, wind energy facility, capacity (megawatt) | MW											26.4
Number of parties included in development loan | party					2
Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable									33,378,000	28,438,000	$ 33,378,000	28,438,000
Development loans | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable									30,060,000	23,926,000	$ 30,060,000	23,926,000
Interest in Red LIly I Partnership
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest						100.00%
75% Interest in Red Lily I Partnership
Accounts, Notes, Loans and Financing Receivable [Line Items]
Income (loss) from equity method investments									2,139,000	985,000
75% Interest in Red Lily I Partnership | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Option to subscribe equity interest in partnership, percentage						75.00%
50% interest in Odell and Deerfield Wind Projects | Development loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letter of credit fee percent											2.00%
50% Interest in Deerfield Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees									0	25,864,000	$ 0	25,864,000
Equity interest							50.00%
Project power capacity (megawatt) | MW							150
Number of members | member							2
Contributions of capital				$ 262,900,000
Interest capitalized on non-regulated property											4,613,000
50% Interest in Deerfield Wind Project | Deerfield SponsorCo
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contributions of capital				$ 19,891,000			$ 1,000,000
50% interest in Odell Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest					50.00%
Project power capacity (megawatt) | MW					200
Interest in Amherst Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees									8,921,000	416,000	8,921,000	416,000
Interest capitalized on non-regulated property											1,115,000	540,000
Long-term debt									106,628,000		106,628,000
Deerfield SponsorCo
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest		50.00%					50.00%
Business combination, purchase price		$ 21,585,000
Tax equity funding received														$ 166,595,000
Interest in natural gas pipeline development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity method investment, realized gain (loss) on disposal											(4,852)
Amherst and Deerfield Wind Projects
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest revenue									0		0
Odell SponsorCo
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business acquisition, percentage of voting interest acquired					50.00%
Payments to acquired businesses					$ 26,500,000
Business combination, step acquisition, equity interest in acquiree, remeasurement gain					$ 0
Variable Interest Entity, Not Primary Beneficiary
Accounts, Notes, Loans and Financing Receivable [Line Items]
Variable interest entity, number of shareholders with joint control | shareholder			2
Net gain on acquisition			$ 0
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount									230,669,000		230,669,000
Variable Interest Entity, Not Primary Beneficiary | Windlectric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letters of Credit and Guarantees of Obligations									57,448,000		57,448,000
Guarantee Obligation Liability, Noncurrent									1,952,000		1,952,000
Variable Interest Entity, Not Primary Beneficiary | Windlectric | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable									$ 30,060,000	$ 22,136	$ 30,060,000	$ 22,136
Windlectric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Project power capacity (megawatt) | MW			75
Sale of stock, percentage of commons shares sold			50.00%
Sale of stock, price per share (CAD per share) | $ / shares															$ 50,000
Subsequent Event | Abengoa-Algonquin Global Energy Solution B.V.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees													$ 4,750,000
Subsequent Event | AAGES Development Canada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees													$ 250,000
Subsequent Event | Atlantica Yield
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest	25.00%
Contributions of capital	$ 607,567,000
Equity method investment, share price | $ / shares	$ 24.25
Contingent payment, share price (in usd per share) | $ / shares	$ 0.60
Fair value loss on investment	$ 117,254,000
Scenario, Forecast | Atlantica Yield
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest								16.50%
Contributions of capital								$ 345,000,000
Equity method investment, share price | $ / shares								$ 20.90